Shareholder Report, Average Annual Return (Details) 198125_SGI US Large Cap Core ETF_TF_TSR Annual {TF}	12 Months Ended	41 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
SGI US Large Cap Core ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SGI US Large Cap Core ETF
Average Annual Return, Percent	27.69%	22.61%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	20.38%	22.22%